Accounts Receivable (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivable [Abstract]
Credit period	180 days
Average accounts receivable turnover period	105 days	108 days	106 days